Selling and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
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Details of Selling and Administrative Expenses
Details of selling and administrative expenses for the years ended December 31, 2018, 2019, and 2020 are as follows:

(In millions of won)
	2018		2019	2020
Salaries(*)	~~W~~	500,610	514,736	294,055
Expenses related to defined benefit plans		30,724	29,018	26,449
Other employee benefits		90,348	77,690	68,402
Shipping		200,434	162,509	147,711
Fees and commissions		221,050	219,784	221,922
Depreciation		174,575	225,909	215,479
Taxes and dues		65,621	49,826	82,708
Advertising		112,400	193,436	113,547
Warranty		234,928	418,942	309,113
Rent		26,691	2,887	2,008
Insurance		11,584	11,386	12,985
Travel		24,659	23,594	8,296
Training		13,309	12,215	8,463
Others		65,343	63,799	61,813

	~~W~~	1,772,276	2,005,731	1,572,951

(*)	Expenses recognized in relation to employee termination benefits for the years ended December 31, 2019, 2019 and 2020 amount to ~~W~~ 184,941 million, ~~W~~ 218,826 million and ~~W~~ 1,417 million, respectively.